LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
LOSS PER SHARE
Schedule of computation of basic and diluted loss per common share

	For the Six Months Ended
	June 30,
	2025	2024
Net Loss	$(4,175,903)	$(1,740,418)

Weighted average number of ordinary share outstanding
Basic and Diluted	1,534,487	1,534,487

Loss per share
Basic and Diluted	$(2.72)	$(1.13)